Organization and Business (Tables)	12 Months Ended
Dec. 31, 2023
Organization and Business [Abstract]
Schedule of Significant Subsidiaries of the Company	Details of the significant subsidiaries of the Company are set out below:
Name of Entity	Background	Ownership	Principle activities
Sky Kingwin Ltd	British Virgin Islands (“BVI”) Company	KingWin (100% Hold)	Holding company

Industry Insights Consulting Ltd	British Virgin Islands (“BVI”) Company	KingWin BVI (100% Hold)	Holding company

STRATEGIC RESEARCH SOLUTIONS LIMITED	Hong Kong (“HK”) Limited Company	Industry Insights Consulting Ltd (100% Hold)	Holding company

SKY KINGWIN (HK) LIMITED	Hong Kong (“HK”) Limited Company	KingWin BVI (100% Hold)	Holding company

Guangdong Tiancheng Jinhui Enterprise Development Co., Ltd. (formerly known as “Guangdong Tiancheng Education Consulting Co., Ltd.” and “Vipshop (Guangdong) Food Co., Ltd.”)	The People’s Republic of China (“PRC”) Company	KingWin HK (100% Hold)	Corporate consulting, corporate business training, advisory and transaction services

Guangdong Tiancheng Jinhui Enterprise Management Consulting Co., Ltd.	The People’s Republic of China (“PRC”) Company	Tiancheng Jinhui (100% Hold)	Corporate consulting, corporate business training, advisory and transaction services

Jiangsu Tiancheng Jinhui Enterprise Management Consulting Co., Ltd.	The People’s Republic of China (“PRC”) Company	Tiancheng Jinhui (100% Hold)	Corporate consulting, corporate business training, advisory and transaction services

Chongqing Tiancheng Jinhui Enterprise Management Consulting Co., Ltd.	The People’s Republic of China (“PRC”) Company	Tiancheng Jinhui (100% Hold)	Corporate consulting, corporate business training, advisory and transaction services

Shenzhen Jingzhi Information Consulting Co., Ltd. (formerly known as “Shenzhen Goldman Sachs Investment Management Co., Ltd.”)	The People’s Republic of China (“PRC”) Company	Strategic Research Solutions Limited HK (100% Hold)	Holding company

Shenzhen Zhongshun Trend Information Consulting Co., Ltd.	The People’s Republic of China (“PRC”) Company	Shenzhen Jingzhi Information Consulting Co., Ltd. (100% Hold)	Holding company

Shenzhen Zhongtou Business Consulting Co., Ltd.	The People’s Republic of China (“PRC”) Company	Shenzhen Zhongshun Trend Information Consulting Co., Ltd. (100% Hold)	Corporate consulting, corporate business training, advisory and transaction services

Shenzhen Zhongtou Industry Research Institute Co., Ltd.	The People’s Republic of China (“PRC”) Company	Shenzhen Zhongshun Trend Information Consulting Co., Ltd. (100% Hold)	Corporate consulting, corporate business training, advisory and transaction services

Shenzhen Zhongtou Industry Economic Consulting Co., Ltd.	The People’s Republic of China (“PRC”) Company	Shenzhen Zhongshun Trend Information Consulting Co., Ltd. (100% Hold)	Corporate consulting, corporate business training, advisory and transaction services